Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net investment income from Master Trust	$ 220,111,854
Interest income from notes receivable from participants	1,019,245
Participants Contributions	47,515,954
Company Contribution	39,759,430
Rollover Contribution	4,696,959
Total contributions	91,972,343
Benefits paid to participants	(166,088,625)
Administrative expenses	(1,285,863)
Net increase	145,728,954
Beginning of year	1,551,332,975
End of year	$ 1,697,061,929